Note 6 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
(in thousands)	2024	2023

Leasehold improvements	$2,664	$2,664
Manufacturing, laboratory & office equipment	882	870
Furniture & fixtures	390	390
Subtotal	3,936	3,924
Accumulated depreciation and amortization	(3,825)	(3,741)
Property and equipment, net	$111	$183